COMMITMENTS - Additional information (Details) - CNY (¥) ¥ in Thousands	1 Months Ended
	Jan. 31, 2026	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
COMMITMENTS
Contractual Outstanding Commitment For Acquisition Of Inventories		¥ (30,721)	¥ (39,795)
Contractual capital commitments		256,528	277,122
Contracted for purchase of services		(216,807)	(216,807)
Contracted for capital investments		9,000	20,520
Contractual Commitments Paid For Capital Investments	¥ 11,500
Vehicle purchase agreement
COMMITMENTS
Contractual Outstanding Commitment For Acquisition Of Inventories				¥ 100,300
Contractual capital commitments		78,100
Vehicle purchase agreement two
COMMITMENTS
Contractual Outstanding Commitment For Acquisition Of Inventories			32,700	32,700
Contractual capital commitments		24,300
Research and development service agreement
COMMITMENTS
Contractual capital commitments		¥ 0
Contracted for purchase of services			¥ 216,800	¥ 216,800